OTHER (INCOME) EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Other (Income) Expenses

		Years ended December 31,
	Notes	2024	2023
Changes in asset retirement obligations at closed mines	14(a)	$(13.4)	$9.7
Write-down of assets		0.9	1.3
Forfeiture of carbon fines	14(b)	—	13.5
Settlement of carbon fines	14(b)	—	15.0
Other		3.3	7.8
		$(9.2)	$47.3